Land Use Rights (Details 1)	Dec. 31, 2016 USD ($)
Twelve months ending December 31,
2018	$ 49,333
2019	49,333
2020	49,333
2021	49,333
2022	49,333
Thereafter	1,676,443
Total	$ 1,923,108